Debt and Banking Arrangements - Additional Information (Detail) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($)	Jun. 30, 2016 USD ($)	Feb. 24, 2016 USD ($)	Jul. 22, 2015 USD ($)	Sep. 30, 2014 USD ($)	Nov. 30, 2011 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount			$ 45
Debt redemption price as percentage of principal amount			100.00%
Ratio Of Consolidated Indebtedness To Consolidated Capitalization Maximum			60.00%
Ratio of Consolidated EBITDAX To Consolidated Interest Minimum			2.5
Debt Instrument, Description of Variable Rate Basis			0.01875
Line of Credit Facility, Commitment Fee Percentage			0.30%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate			0.875%
Number of letter of credit agreements | Contract			3
Letters of credit issued			$ 233
Subsequent Event
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount						$ 51
Ratio Of Consolidated Indebtedness To Consolidated Capitalization Maximum		60.00%
Ratio of Consolidated EBITDAX To Consolidated Interest Minimum		2.5
Letters of credit issued					$ 164
Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,750
Debt Instrument, Term			5 years
Weighted average interest rate			2.20%
Unsecured Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Unsecured Revolving Credit Facility | one-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
5.250% Senior Notes due 2017
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 400
Long-term Debt	[1]		$ 355	$ 400
5.250% Senior Notes due 2017 | Subsequent Event
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount					$ 87
Debt instrument stated interest rate					5.25%
7.500% Senior Notes due 2020
Debt Instrument [Line Items]
Net Proceeds From Debt Offering			494
Long-term Debt	[1]		500	0
6.000% Senior Notes due 2022
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 1,100
Long-term Debt	[1]		1,100	1,100
8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Net Proceeds From Debt Offering			494
Long-term Debt	[1]		500	0
5.250 % Senior Notes due 2024
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 500
Net Proceeds From Debt Offering								$ 494
Long-term Debt	[1]		500	500
Credit Facility Agreement
Debt Instrument [Line Items]
Long-term Debt	[1]		$ 265	$ 280
Credit Facility Agreement | Subsequent Event
Debt Instrument [Line Items]
Long-term Debt	[1]					$ 110
5.250% Senior Notes due 2017
Debt Instrument [Line Items]
Debt Instrument Maturity Year			2017	2017
Debt instrument stated interest rate			5.25%	5.25%
7.500% Senior Notes due 2020
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 500
Debt Instrument Maturity Year			2020
Debt instrument stated interest rate			7.50%
6.000% Senior Notes due 2022
Debt Instrument [Line Items]
Debt Instrument Maturity Year			2022	2022
Debt instrument stated interest rate			6.00%	6.00%
8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 500
Debt Instrument Maturity Year			2023
Debt instrument stated interest rate			8.25%
5.250% Senior Notes due 2024
Debt Instrument [Line Items]
Debt instrument stated interest rate			5.25%
Change of Control
Debt Instrument [Line Items]
Percentage of repurchase of notes on principal amount of notes			101.00%
Prior to December 31, 2016 [Member]
Debt Instrument [Line Items]
Minimum required ratio of net present value of projected future cash flows from proved reserves to Consolidated Indebtedness			1.10
Limit On Consolidated Indebtedness to Consolidated EBITDAX			4.50
After December 31, 2016 [Member]
Debt Instrument [Line Items]
Minimum required ratio of net present value of projected future cash flows from proved reserves to Consolidated Indebtedness			1.50
Limit On Consolidated Indebtedness to Consolidated EBITDAX			4.00

[1]	Interest paid on debt totaled $120 million and $97 million for 2015 and 2014, respectively.